Schedule of Investments (unaudited)	iShares® U.S. Healthcare Providers ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 12.2%
Acadia Healthcare Co. Inc.(a)(b)	197,590	$12,398,773
Brookdale Senior Living Inc.(a)	408,239	3,225,088
Community Health Systems Inc.(a)(b)	273,796	4,227,410
Encompass Health Corp.	219,170	17,101,835
Ensign Group Inc. (The)	113,840	9,866,513
Hanger Inc.(a)	84,861	2,145,286
HCA Healthcare Inc.	308,669	63,814,229
National HealthCare Corp.	27,114	1,895,269
Pennant Group Inc. (The)(a)	56,201	2,298,621
Select Medical Holdings Corp.	237,510	10,037,173
Surgery Partners Inc.(a)(b)	67,283	4,482,393
Tenet Healthcare Corp.(a)	235,202	15,756,182
U.S. Physical Therapy Inc.	28,397	3,290,360
Universal Health Services Inc., Class B	171,709	25,143,349
		175,682,481
Health Care Services — 33.7%
1Life Healthcare Inc.(a)	172,495	5,702,685
Accolade Inc.(a)(b)	36,261	1,969,335
Addus HomeCare Corp.(a)	33,322	2,907,011
Amedisys Inc.(a)	71,717	17,565,645
Castle Biosciences Inc.(a)(b)	40,892	2,998,610
Chemed Corp.	35,118	16,663,491
Cigna Corp.	265,668	62,981,913
CorVel Corp.(a)	20,084	2,697,281
CVS Health Corp.	2,142,251	178,749,423
DaVita Inc.(a)	154,329	18,585,841
Fulgent Genetics Inc.(a)(b)	39,018	3,598,630
Guardant Health Inc.(a)(b)	189,293	23,508,298
Hims & Hers Health Inc.(a)(b)	145,792	1,587,675
Laboratory Corp. of America Holdings(a)	214,988	59,304,440
LHC Group Inc.(a)	69,747	13,967,534
MEDNAX Inc.(a)(b)	189,783	5,721,957
ModivCare Inc.(a)	26,884	4,572,162
Option Care Health Inc.(a)(b)	225,545	4,932,669
Premier Inc., Class A	156,144	5,432,250
Quest Diagnostics Inc.	287,637	37,959,455
R1 RCM Inc.(a)(b)	304,327	6,768,233
RadNet Inc.(a)	96,440	3,249,064
Signify Health Inc., Class A(a)	51,790	1,575,970
Tivity Health Inc.(a)(b)	83,639	2,200,542
		485,200,114
Health Care Technology — 7.7%
American Well Corp., Class A(a)(b)	129,065	1,623,638
Certara Inc.(a)(b)	87,754	2,486,071
Change Healthcare Inc.(a)	503,488	11,600,364
GoodRx Holdings Inc., Class A(a)(b)	137,959	4,967,904
Health Catalyst Inc.(a)(b)	73,608	4,085,980
HealthStream Inc.(a)	55,574	1,552,738
Security	Shares	Value

Health Care Technology (continued)
Inovalon Holdings Inc., Class A(a)(b)	171,325	$5,838,756
Inspire Medical Systems Inc.(a)	59,921	11,580,332
Multiplan Corp.(a)(b)	574,112	5,465,546
Phreesia Inc.(a)	81,235	4,979,705
Schrodinger Inc.(a)	81,035	6,127,056
Tabula Rasa HealthCare Inc.(a)(b)	49,777	2,488,850
Teladoc Health Inc.(a)(b)	289,201	48,091,234
		110,888,174
Life Sciences Tools & Services — 0.8%
NeoGenomics Inc.(a)(b)	259,761	11,733,404

Managed Health Care — 45.4%
Anthem Inc.	361,412	137,987,102
Centene Corp.(a)	897,214	65,433,817
Clover Health Investments Corp.(a)(b)	245,228	3,266,437
HealthEquity Inc.(a)(b)	183,637	14,779,106
Humana Inc.	152,085	67,331,071
Magellan Health Inc.(a)	47,287	4,454,435
Molina Healthcare Inc.(a)	128,586	32,539,973
Progyny Inc.(a)	81,864	4,829,976
Triple-S Management Corp.(a)	52,140	1,161,158
UnitedHealth Group Inc.	801,473	320,941,848
		652,724,923
Total Common Stocks — 99.8%
(Cost: $1,199,626,644)		1,436,229,096

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	61,084,298	61,120,949
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,950,000	2,950,000
		64,070,949
Total Short -Term Investments — 4.5%
(Cost: $64,050,486)		64,070,949

Total Investments in Securities — 104.3%
(Cost: $1,263,677,130)		1,500,300,045

Other Assets, Less Liabilities — (4.3)%		(61,183,500)

Net Assets — 100.0%		$1,439,116,545

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare Providers ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$59,045,877	$2,073,523	(a)	$—	$(358)	$1,907	$61,120,949	61,084,298	$39,717	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,150,000	1,800,000	(a)	—	—	—	2,950,000	2,950,000	31		—
					$(358)	$1,907	$64,070,949		$39,748		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	20	09/17/21	$2,541	$39,516

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,436,229,096	$—	$—	$1,436,229,096
Money Market Funds	64,070,949	—	—	64,070,949
	$1,500,300,045	$—	$—	$1,500,300,045
Derivative financial instruments(a)
Assets
Futures Contracts	$39,516	$—	$—	$39,516

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2